Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Deposits from advertising agencies	11,149	14,844	2,452
Accrued professional fees	4,406	4,593	759
General operating expenses payables	23,754	40,117	6,627
Others	1,408	2,599	429
Total	40,717	62,153	10,267